Interest expense net (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Interest Expense [Line Items]
Amortization of deferred financing costs	$ 1,064	$ 1,091
Other interest expense	701	154
Interest expense	19,094	18,837
Other interest income	(62)	(181)
Total interest expense, net	19,032	18,656
Credit Facility
Schedule of Interest Expense [Line Items]
Interest on long term debt	6,559	8,189
Convertible debentures
Schedule of Interest Expense [Line Items]
Interest on long term debt	5,148	3,299
Finance lease obligations
Schedule of Interest Expense [Line Items]
Interest on long term debt	2,260	3,176
Mortgages
Schedule of Interest Expense [Line Items]
Interest on long term debt	1,350	999
Promissory notes
Schedule of Interest Expense [Line Items]
Interest on long term debt	450	664
Financing obligations
Schedule of Interest Expense [Line Items]
Interest on long term debt	$ 1,562	$ 1,265